Affiliate Transactions (Tables)	12 Months Ended
Dec. 31, 2016
Cleco Power [Member]
Affiliate Transaction [Line Items]
Schedule of Related Party Transactions
The following table is a summary of charges from each affiliate included in Cleco Power’s Consolidated Statements of Income:

	FOR THE YEAR ENDED DEC. 31,
(THOUSANDS)	2016	2015	2014
Support Group
Other operations	$46,116	$53,079	$50,801
Maintenance	$2,255	$1,807	$2,091
Taxes other than income taxes	$10	$(3)	$(9)
Other expenses	$106	$403	$339
Evangeline
Purchased power expense	$—	$—	$5,467
The following table shows the expense of the pension plan related to Cleco Power’s affiliates for the years ended 2016 and 2015:

	FOR THE YEAR ENDED DEC. 31,
(THOUSANDS)	2016	2015
Support Group	$1,771	$2,055
Cleco Power had the following affiliate receivable and payable balances associated with the service agreements:

	AT DEC. 31, 2016		AT DEC. 31, 2015
(THOUSANDS)	ACCOUNTS RECEIVABLE	ACCOUNTS PAYABLE	ACCOUNTS RECEIVABLE	ACCOUNTS PAYABLE
Cleco Holdings	$3	$119	$653	$564
Support Group	1,402	7,071	1,254	6,034
Other(1)	1	—	1	—
Total	$1,406	$7,190	$1,908	$6,598
(1) Represents Attala and Perryville in 2016 and Attala, Diversified Lands, and Perryville in 2015.
The following table is a summary of revenue received from affiliates included in Cleco Power’s Consolidated Statements of Income:

	FOR THE YEAR ENDED DEC. 31,
(THOUSANDS)	2016	2015	2014
Affiliate revenue
Support Group	$884	$1,142	$1,322
Evangeline	—	—	4
Total affiliate revenue	$884	$1,142	$1,326
Other income
Cleco Holdings	$19	$3	$30
Support Group	—	—	10
Evangeline	—	—	9
Diversified Lands	—	10	14
Perryville	6	—	5
Attala	6	—	5
Total other income	$31	$13	$73
Total	$915	$1,155	$1,399